Employee Benefits (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Disclosure [Line Items]
Contribution by employer		$ 229,084	$ 223,615
Annual interest rate		1.85%	1.85%
Deferred compensation amount		$ 4,874,292	$ 4,680,268
Purchase of shares for ESOP	41,614
Price paid per share	$ 10
Common stock acquired by the ESOP	$ 416,140
ESOP compensation expense		75,668	108,421
Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,693,893	2,591,531
Compensation expense		134,580	133,988
Deferred compensation agreements
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,180,399	2,088,737
Compensation expense		$ 168,818	$ 182,796
Deferred compensation discount rate		4.75%